T. ROWE PRICE Capital Appreciation Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.3%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 39,454,750 42,476
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 34,559,513 36,315
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 18,389,250 19,329
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (1) 24,157,508 24,831
Total Asset-Backed Securities (Cost $115,696) 122,951
BANK LOANS 8.9% (2)
ADMI, FRN
1M USD LIBOR + 3.25%, 3.75%, 12/23/27 (3) 45,235,000 44,795
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.359%, 5/9/25  38,159,754 37,660
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.359%, 5/9/25  31,360,606 30,922
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.75%, 4.25%, 11/5/27  43,980,542 43,847
Applied Systems, FRN
1M USD LIBOR + 3.00%, 3.524%, 9/19/24 (3) 39,981,530 39,802
Applied Systems, FRN
1M USD LIBOR + 5.50%, 6.25%, 9/19/25 (3) 10,030,000 10,080
Ascend Learning, FRN
3M USD LIBOR + 3.00%, 4.00%, 7/12/24  3,457,088 3,439
Azalea Topco, FRN
1M USD LIBOR + 4.00%, 4.75%, 7/24/26  17,640,000 17,648
Azalea TopCo , FRN
1M USD LIBOR + 3.50%, 3.712%, 7/24/26 (3) 106,054,867 105,047
Camelot Finance, FRN
1M USD LIBOR + 3.00%, 4.00%, 10/30/26  94,637,813 94,543
CCC Information Services, FRN
1M USD LIBOR + 3.00%, 4.00%, 4/29/24  405,695,245 405,115
CPI Holdco, FRN
1M USD LIBOR + 4.00%, 4.109%, 11/4/26  20,353,515 20,323
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24 (3) 177,456,310 175,515
Dentalcorp Health Services ULC, FRN
1M USD LIBOR + 3.75%, 4.75%, 6/6/25 (3) 32,070,663 31,760

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Dino Grandparent, FRN
1M USD LIBOR + 2.25%, 2.375%, 2/20/23 (4) 76,125,000 74,222
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 3.75%, 11/12/27  13,526,100 13,481
Filtration Group, FRN
1M USD LIBOR + 3.75%, 4.50%, 3/29/25  9,581,850 9,565
Filtration Group, FRN
3M EURIBOR + 3.50%, 3.50%, 3/31/25 (EUR)  51,592,765 60,188
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.109%, 3/31/25  14,513,292 14,292
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.109%, 11/30/23  26,580,636 26,493
Gardner Denver, FRN
1M USD LIBOR + 2.75%, 2.859%, 3/1/27  10,694,188 10,663
HB Fuller, FRN
3M USD LIBOR + 2.00%, 2.111%, 10/20/24  9,833,841 9,787
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.609%, 4/30/25 (3) 132,633,028 130,206
Heartland Dental, FRN
3M USD LIBOR + 4.50%, 4.609%, 4/30/25  5,681,015 5,603
HUB International, FRN
1M USD LIBOR + 3.00%, 3.215%, 4/25/25 (3) 618,765,274 609,626
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25 (3) 251,975,683 251,618
Hyperion Refinance Sarl , FRN
1M USD LIBOR + 3.75%, 4.75%, 11/12/27  43,506,310 43,470
IRB Holding, FRN
1M USD LIBOR + 3.25%, 4.25%, 12/15/27  37,251,638 37,077
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  79,347,019 79,149
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.00%, 3.109%, 1/24/27  106,561,774 105,185
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27  219,410,066 232,884
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25 (3) 31,839,739 31,712
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 2.859%, 2/14/25  9,739,547 9,571
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 3.359%, 2/14/25  15,764,749 15,620
Prestige Brands, FRN
3M USD LIBOR + 2.00%, 2.109%, 1/26/24  1,212,541 1,211
RealPage , FRN
1M USD LIBOR + 3.25%, 2/18/28 (3) 76,830,000 76,435
RealPage , FRN
3M USD LIBOR + 6.50%, 2/17/29 (3)(4) 6,300,000 6,458

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ryan Specialty Group, FRN
1M USD LIBOR + 3.25%, 4.00%, 9/1/27  22,867,688 22,830
SeaWorld Parks & Entertainment, FRN
3M USD LIBOR + 3.00%, 3.75%, 4/1/24  22,622,175 22,216
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 4.75%, 10/20/27  90,160,000 94,578
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 4.25%, 5.25%, 10/1/26  120,740,400 120,499
UKG, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/4/26  510,029,082 510,029
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27  15,825,000 16,181
UKG, FRN
3M USD LIBOR + 3.75%, 3.859%, 5/4/26  13,854,025 13,830
USI, FRN
1M USD LIBOR + 3.25%, 3.453%, 12/2/26 (3) 101,162,745 100,096
USI, FRN
3M USD LIBOR + 3.00%, 3.203%, 5/16/24 (3) 195,219,745 192,885
Vertical U.S. Newco , FRN
1M USD LIBOR + 4.25%, 4.478%, 7/30/27  145,639,065 145,858
Welbilt , FRN
3M USD LIBOR + 2.50%, 2.609%, 10/23/25  15,800,000 15,089
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27 (3) 18,740,000 18,646
Total Bank Loans (Cost $4,143,934) 4,187,749
BOND MUTUAL FUNDS 0.6%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
3.46% (5)(6) 29,195,933 284,368
Total Bond Mutual Funds (Cost $283,914) 284,368
COMMON STOCKS 68.8%
COMMUNICATION SERVICES 5.0%
Interactive Media & Services 5.0%
Alphabet, Class A (7)(8) 111,637 230,253
Alphabet, Class C (7)(8) 721,226 1,491,950
Facebook, Class A (7)(8) 2,144,185 631,527
Total Communication Services 2,353,730
CONSUMER DISCRETIONARY 8.2%
Hotels, Restaurants & Leisure 3.9%
Hilton Worldwide Holdings (7)(8) 2,121,248 256,501
Marriott International, Class A (7)(8) 2,335,776 345,952

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Yum! Brands (8) 11,221,824 1,213,977
1,816,430
Internet & Direct Marketing Retail 3.9%
Amazon.com (7)(8) 585,414 1,811,318
1,811,318
Specialty Retail 0.4%
Ross Stores (8) 1,635,569 196,121
196,121
Total Consumer Discretionary 3,823,869
CONSUMER STAPLES 0.9%
Beverages 0.9%
Keurig Dr Pepper (8) 12,238,672 420,643
Total Consumer Staples 420,643
FINANCIALS 9.0%
Banks 4.1%
Bank of America (8) 13,334,101 515,897
PNC Financial Services Group (8) 7,946,111 1,393,827
1,909,724
Capital Markets 1.0%
CME Group (8) 382,200 78,057
Intercontinental Exchange (8) 3,592,310 401,189
479,246
Insurance 3.9%
Arthur J Gallagher  2,269,787 283,201
Marsh & McLennan  12,709,664 1,548,037
1,831,238
Total Financials 4,220,208
HEALTH CARE 10.5%
Health Care Equipment & Supplies 3.4%
Danaher (8) 5,479,547 1,233,337
Envista Holdings (5)(7) 8,578,804 350,015
1,583,352
Health Care Providers & Services 5.0%
Humana (8) 3,029,981 1,270,319
UnitedHealth Group (8) 2,866,890 1,066,684
2,337,003
Life Sciences Tools & Services 2.1%
PerkinElmer  3,149,425 404,040

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Thermo Fisher Scientific (8) 1,251,356 571,094
975,134
Total Health Care 4,895,489
INDUSTRIALS & BUSINESS SERVICES 7.5%
Aerospace & Defense 0.4%
Teledyne Technologies (7)(8) 470,046 194,435
194,435
Commercial Services & Supplies 1.3%
Waste Connections  5,617,773 606,607
606,607
Industrial Conglomerates 4.9%
General Electric (8) 146,207,010 1,919,698
Roper Technologies (8) 900,397 363,166
2,282,864
Machinery 0.9%
Ingersoll Rand (7) 9,063,283 446,004
446,004
Total Industrials & Business Services 3,529,910
INFORMATION TECHNOLOGY 14.9%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity  3,463,490 447,171
447,171
IT Services 7.0%
Fiserv (7) 10,928,684 1,300,950
Global Payments  3,835,261 773,112
Visa, Class A (8) 5,568,681 1,179,057
3,253,119
Semiconductors & Semiconductor Equipment 0.4%
NXP Semiconductors (8) 840,177 169,161
169,161
Software 6.5%
Microsoft (8) 10,338,527 2,437,515
salesforce.com (7) 2,782,300 589,486
3,027,001
Total Information Technology 6,896,452
UTILITIES 9.0%
Electric Utilities 4.4%
American Electric Power (8) 16,683,920 1,413,128
Duke Energy  13,195 1,274

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Exelon (8) 15,017,731 656,876
2,071,278
Multi-Utilities 4.6%
Ameren  10,009,941 814,409
NiSource (5) 25,386,267 612,063
Public Service Enterprise Group  12,313,988 741,425
2,167,897
Total Utilities 4,239,175
Total Miscellaneous Common Stocks  3.8% (9) 1,884,175
Total Common Stocks (Cost $20,902,796) 32,263,651
CONVERTIBLE PREFERRED STOCKS 0.7%
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Boston Scientific, Series A, 5.50%, 6/1/23  245,829 26,311
26,311
Life Sciences Tools & Services 0.0%
Avantor , Series A, 6.25%, 5/15/22  268,695 24,199
24,199
Total Health Care 50,510
INFORMATION TECHNOLOGY 0.5%
Software 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $25,765 (4)(7)(10) 2,788,430 54,811
Waymo , Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (4)
(7)(10) 2,141,932 183,922
Total Information Technology 238,733
UTILITIES 0.1%
Electric Utilities 0.1%
American Electric Power, 6.125%, 3/15/22  1,162,195 57,976
Total Utilities 57,976
Total Convertible Preferred Stocks (Cost $305,567) 347,219
CORPORATE BONDS 8.5%
Acrisure , 7.00%, 11/15/25 (1) 63,350,000 65,409
Altice Financing, 7.50%, 5/15/26 (1) 46,995,000 48,993
Altice France Holding, 10.50%, 5/15/27 (1) 15,975,000 17,972
AmWINS Group, 7.75%, 7/1/26 (1) 23,330,000 24,905

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bank of New York Mellon, Series E, FRN, 3M USD LIBOR + 3.42%,
3.607% (11) 43,465,000 43,411
CCO Holdings, 4.00%, 3/1/23 (1) 43,430,000 43,810
CCO Holdings, 5.00%, 2/1/28 (1) 197,338,000 206,958
CCO Holdings, 5.125%, 5/1/27 (1) 133,065,000 139,718
Cedar Fair, 5.25%, 7/15/29  71,965,000 74,124
Cedar Fair, 5.375%, 6/1/24  98,758,000 99,622
Cedar Fair, 5.375%, 4/15/27  61,780,000 63,324
Cedar Fair, 5.50%, 5/1/25 (1) 3,395,000 3,560
Cedar Fair, 6.50%, 10/1/28 (1) 57,835,000 62,173
Clarios Global, 6.25%, 5/15/26 (1) 8,827,000 9,390
Clarios Global, 6.75%, 5/15/25 (1) 3,175,000 3,369
Continental Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  9,257,865 9,656
Delta Air Lines, 4.50%, 10/20/25 (1) 67,265,000 71,585
Delta Air Lines, 4.75%, 10/20/28 (1) 37,425,000 40,706
Elanco Animal Health, 4.912%, 8/27/21  38,066,000 38,514
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
3.514% (11) 281,325,000 265,852
HUB International, 7.00%, 5/1/26 (1) 198,113,000 205,294
KFC Holding, 4.75%, 6/1/27 (1) 145,549,000 152,645
KFC Holding, 5.25%, 6/1/26 (1) 109,528,000 112,814
Korn Ferry, 4.625%, 12/15/27 (1) 11,955,000 12,224
Lennox International, 3.00%, 11/15/23  6,420,000 6,781
Life Time, 5.75%, 1/15/26 (1) 40,572,000 41,789
Marriott International, Series R, 3.125%, 6/15/26  11,184,000 11,719
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 39,450,000 43,148
Mirant , EC, 0.00%, 7/15/49 (1)(4)(7) 16,000,000 —
Netflix, 4.375%, 11/15/26  134,150,000 149,242
Netflix, 4.875%, 4/15/28  168,167,000 190,029
Netflix, 4.875%, 6/15/30 (1) 4,130,000 4,739
Netflix, 5.50%, 2/15/22  9,485,000 9,817
Netflix, 5.875%, 2/15/25  56,540,000 64,526
Netflix, 5.875%, 11/15/28  225,575,000 271,818
Netflix, 6.375%, 5/15/29  120,825,000 149,823
NiSource, VR, 5.65% (5)(11)(12) 44,495,000 46,052
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 14,298,000 15,460
PNC Financial Services Group, Series S, VR, 5.00% (11)(12) 40,660,000 44,624
SBA Communications, 3.875%, 2/15/27  17,885,000 18,242
SBA Communications, 4.875%, 9/1/24  34,435,000 35,167
Sensata Technologies, 4.875%, 10/15/23 (1) 20,175,000 21,613
Sensata Technologies, 5.00%, 10/1/25 (1) 23,800,000 26,269
Sensata Technologies, 5.625%, 11/1/24 (1) 6,670,000 7,362
Sirius XM Radio, 3.875%, 8/1/22 (1) 5,422,000 5,449
Six Flags Entertainment, 4.875%, 7/31/24 (1) 128,785,000 129,590
Six Flags Entertainment, 5.50%, 4/15/27 (1) 95,349,000 98,925
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 53,702,000 57,998

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
Solera, 10.50%, 3/1/24 (1) 230,522,000 238,014
State Street, Series F, FRN, 3M USD LIBOR + 3.60%, 3.781% (11) 11,154,000 11,182
T-Mobile USA, 6.00%, 3/1/23  13,950,000 13,985
Teleflex, 4.625%, 11/15/27  21,957,000 23,247
Teleflex, 4.875%, 6/1/26  33,225,000 34,056
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23  6,261,249 6,293
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  1,007,751 947
U.S. Airways PTT, Series 2012-2, Class B, 6.75%, 6/3/21  1,836,904 1,832
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  6,366,057 6,175
U.S. Airways PTT, Series 2013-1, Class B, 5.375%, 11/15/21  2,217,287 2,217
USI, 6.875%, 5/1/25 (1) 83,696,000 85,161
Welbilt , 9.50%, 2/15/24  27,746,000 28,578
Xylem, 4.875%, 10/1/21  3,095,000 3,161
Yum! Brands, 3.75%, 11/1/21  100,325,000 101,078
Yum! Brands, 3.875%, 11/1/23  42,025,000 44,126
Yum! Brands, 4.75%, 1/15/30 (1) 11,060,000 11,696
Yum! Brands, 5.35%, 11/1/43  64,619,000 68,496
Yum! Brands, 6.875%, 11/15/37  27,015,000 32,958
Total Corporate Bonds (Cost $3,723,962) 3,979,412
PREFERRED STOCKS 1.0%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (11) 95,800 2,429
Total Financials 2,429
UTILITIES 1.0%
Electric Utilities 0.8%
Alabama Power, Series A, 5.00% (11) 414,910 10,970
CMS Energy, 5.875%, 10/15/78 (5) 3,800,000 105,032
CMS Energy, 5.875%, 3/1/79 (5) 5,050,000 137,158
DTE Energy, Series E, 5.25%, 12/1/77 (5) 1,745,968 45,553
Duke Energy, 5.625%, 9/15/78  737,596 19,797
SCE Trust III, Series H, VR, 5.75% (11)(12) 59,939 1,528
SCE Trust IV, Series J, VR, 5.375% (5)(11)(12) 2,450,468 61,776
381,814
Gas & Gas Transmission 0.2%
NiSource, Series B, VR, 6.50% (5)(11)(12) 2,550,000 71,069
71,069
Total Utilities 452,883
Total Preferred Stocks (Cost $422,617) 455,312

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 12.5%
Money Market Funds 12.5%
T. Rowe Price Government Reserve Fund, 0.04% (5)(13) 5,886,514,648 5,886,515
Total Short-Term Investments (Cost $5,886,515) 5,886,515
Total Investments in Securities 101.3%
(Cost $35,785,001) $ 47,527,177
Other Assets Less Liabilities (1.3)% (610,030)
Net Assets 100.0% $ 46,917,147
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,131,689 and represents 4.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Non-income producing
(8) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2021.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $238,733 and represents 0.5% of net assets.
(11) Perpetual security with no stated maturity date.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(13) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.9)%
OTC Options Written (0.9)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,960.00 128 26,400 (4,314)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $1,980.00 128 26,400 (4,179)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,000.00 128 26,400 (4,048)
Goldman Sachs
Alphabet, Class A, Call,
9/16/22 @ $2,100.00 128 26,400 (3,437)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,760.00 448 92,675 (17,909)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,780.00 448 92,675 (17,259)
Goldman Sachs
Alphabet, Class C, Call,
1/21/22 @ $1,800.00 448 92,675 (16,621)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $1,980.00 128 26,479 (3,910)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,000.00 128 26,479 (3,770)
Goldman Sachs
Alphabet, Class C, Call,
6/17/22 @ $2,100.00 128 26,479 (3,139)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,000.00 127 39,295 (937)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,100.00 128 39,604 (787)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,200.00 128 39,604 (656)
Citigroup
Amazon.com, Call, 1/21/22
@ $4,300.00 128 39,604 (548)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $3,800.00 201 62,191 (2,121)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $3,900.00 201 62,191 (1,778)
Credit Suisse
Amazon.com, Call, 1/21/22
@ $4,000.00 201 62,191 (1,482)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $3,900.00 84 25,990 (743)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,000.00 84 25,990 (620)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,100.00 84 25,990 (516)
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,200.00 83 25,681 (425)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Royal Bank of Canada
Amazon.com, Call, 1/21/22
@ $4,300.00 84 25,990 (360)
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $90.00 7,852 66,506 (2,100)
JPMorgan Chase
American Electric Power,
Call, 1/21/22 @ $95.00 9,619 81,473 (1,395)
Citigroup
American Tower, Call,
1/21/22 @ $210.00 637 15,228 (2,392)
Citigroup
American Tower, Call,
1/21/22 @ $220.00 637 15,228 (1,978)
Citigroup
American Tower, Call,
1/21/22 @ $230.00 844 20,177 (2,114)
Citigroup
American Tower, Call,
1/21/22 @ $240.00 207 4,949 (408)
Citigroup
American Tower, Call,
1/21/22 @ $250.00 208 4,972 (323)
Credit Suisse
Bank of America, Call,
1/21/22 @ $30.00 24,420 94,481 (23,565)
Credit Suisse
Bank of America, Call,
1/21/22 @ $32.00 12,826 49,624 (10,421)
Credit Suisse
Bank of America, Call,
1/21/22 @ $35.00 25,653 99,251 (15,712)
Credit Suisse
Bank of America, Call,
1/21/22 @ $40.00 5,674 21,953 (2,014)
Credit Suisse
Bank of America, Call,
1/21/22 @ $45.00 5,674 21,953 (1,089)
Royal Bank of Canada
Bank of America, Call,
1/21/22 @ $37.00 19,105 73,917 (9,505)
Susquehanna Financial
Group LLLP
Bank of America, Call,
1/21/22 @ $30.00 39,989 154,718 (38,589)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $45.00 9,887 51,126 (7,786)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $47.50 9,887 51,126 (6,377)
JPMorgan Chase
Cisco Systems, Call,
1/21/22 @ $50.00 9,887 51,126 (4,919)
JPMorgan Chase
CME Group, Call, 1/21/22
@ $220.00 1,911 39,028 (2,093)
JPMorgan Chase
CME Group, Call, 1/21/22
@ $230.00 1,911 39,028 (1,529)
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$50.00 9,024 47,566 (4,377)
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$52.50 9,024 47,566 (3,113)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Coca-Cola, Call, 1/21/22 @
$55.00 9,025 47,571 (2,189)
Credit Suisse
Danaher, Call, 1/21/22 @
$250.00 3,969 89,334 (5,249)
Credit Suisse
Danaher, Call, 1/21/22 @
$270.00 398 8,958 (296)
Credit Suisse
Danaher, Call, 1/21/22 @
$280.00 398 8,958 (200)
Citigroup
Exelon, Call, 1/21/22 @
$40.00 2,044 8,940 (1,124)
Citigroup
Exelon, Call, 1/21/22 @
$43.00 2,044 8,940 (756)
Citigroup
Exelon, Call, 1/21/22 @
$45.00 2,043 8,936 (572)
Citigroup
Exelon, Call, 1/21/22 @
$47.00 9,553 41,785 (1,934)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $380.00 749 22,060 (794)
JPMorgan Chase
Facebook, Class A, Call,
1/21/22 @ $400.00 4,778 140,726 (3,584)
JPMorgan Chase
General Electric, Call,
1/21/22 @ $12.00 31,828 41,790 (7,734)
JPMorgan Chase
General Electric, Call,
1/21/22 @ $15.00 31,828 41,790 (3,899)
Susquehanna Financial
Group LLLP
General Electric, Call,
1/21/22 @ $15.00 63,681 83,613 (7,801)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $125.00 1,656 20,024 (2,136)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $130.00 2,928 35,405 (3,177)
Citigroup
Hilton Worldwide Holdings,
Call, 1/21/22 @ $135.00 1,272 15,381 (1,158)
Goldman Sachs
Hilton Worldwide Holdings,
Call, 1/21/22 @ $135.00 3,758 45,442 (3,420)
Goldman Sachs
Hilton Worldwide Holdings,
Call, 1/21/22 @ $140.00 3,758 45,442 (2,837)
Credit Suisse
Humana, Call, 1/21/22 @
$480.00 239 10,020 (479)
Credit Suisse
Humana, Call, 1/21/22 @
$500.00 239 10,020 (315)
JPMorgan Chase
Huntington Bancshares,
Call, 1/21/22 @ $17.00 4,769 7,497 (584)
JPMorgan Chase
Intercontinental Exchange,
Call, 1/21/22 @ $130.00 1,592 17,779 (426)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Intercontinental Exchange,
Call, 1/21/22 @ $135.00 1,592 17,779 (279)
Susquehanna Financial
Group LLLP
Keurig Dr Pepper, Call,
12/17/21 @ $32.00 9,537 32,779 (3,958)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $340.00 884 32,664 (3,903)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $360.00 884 32,664 (2,820)
JPMorgan Chase
Lockheed Martin, Call,
1/21/22 @ $375.00 883 32,627 (2,274)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $145.00 2,548 37,738 (5,223)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $150.00 2,548 37,738 (4,631)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $165.00 954 14,130 (1,181)
Credit Suisse
Marriott International, Class
A, Call, 1/21/22 @ $170.00 954 14,130 (1,042)
Citigroup
McDonald's, Call, 1/21/22
@ $210.00 785 17,595 (1,843)
Citigroup
McDonald's, Call, 1/21/22
@ $220.00 784 17,573 (1,394)
Citigroup
McDonald's, Call, 1/21/22
@ $230.00 784 17,573 (1,015)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $210.00 637 14,278 (1,495)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $220.00 637 14,278 (1,132)
Royal Bank of Canada
McDonald's, Call, 1/21/22
@ $230.00 637 14,278 (825)
Credit Suisse
Medtronic, Call, 1/21/22 @
$115.00 1,283 15,156 (1,549)
Credit Suisse
Medtronic, Call, 1/21/22 @
$125.00 1,283 15,156 (860)
Credit Suisse
Medtronic, Call, 1/21/22 @
$130.00 1,282 15,144 (635)
Citigroup
Microsoft, Call, 1/21/22 @
$280.00 6,220 146,649 (4,447)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$250.00 2,098 49,465 (3,435)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$255.00 2,098 49,465 (2,948)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$260.00 2,099 49,488 (2,613)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$265.00 1,615 38,077 (1,764)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$270.00 1,616 38,100 (1,527)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/21/22 @
$275.00 1,616 38,100 (1,325)
Citigroup
Mondelez International, Call,
1/21/22 @ $57.50 2,629 15,388 (1,176)
Citigroup
Mondelez International, Call,
1/21/22 @ $60.00 2,628 15,382 (825)
Citigroup
Mondelez International, Call,
1/21/22 @ $62.50 2,628 15,382 (558)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $300.00 1,016 32,882 (3,901)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $315.00 1,016 32,882 (3,043)
Credit Suisse
Northrop Grumman, Call,
1/21/22 @ $325.00 1,014 32,817 (2,439)
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $195.00 1,593 32,073 (4,687)
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $200.00 1,593 32,074 (4,305)
JPMorgan Chase
NXP Semiconductors, Call,
1/21/22 @ $210.00 1,593 32,074 (3,656)
Susquehanna Financial
Group LLLP
Pepsi, Call, 1/21/22 @
$140.00 2,681 37,923 (2,500)
Susquehanna Financial
Group LLLP
Pepsi, Call, 1/21/22 @
$145.00 2,681 37,923 (1,964)
Susquehanna Financial
Group LLLP
Pepsi, Call, 1/21/22 @
$155.00 2,682 37,937 (1,073)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$175.00 1,274 22,347 (1,873)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$180.00 2,616 45,887 (3,270)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$185.00 2,616 45,887 (2,747)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$190.00 1,342 23,540 (1,161)
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$195.00 3,817 66,954 (2,825)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citigroup
PNC Financial Services
Group, Call, 1/21/22 @
$200.00 3,817 66,954 (2,252)
Goldman Sachs
Roper Technologies, Call,
5/21/21 @ $420.00 793 31,985 (714)
Goldman Sachs
Roper Technologies, Call,
5/21/21 @ $440.00 952 38,398 (345)
JPMorgan Chase
Roper Technologies, Call,
8/20/21 @ $480.00 1,274 51,386 (357)
Bank of America
Ross Stores, Call, 1/21/22
@ $135.00 306 3,669 (256)
Bank of America
Ross Stores, Call, 1/21/22
@ $140.00 306 3,669 (196)
Credit Suisse
Ross Stores, Call, 1/21/22
@ $130.00 636 7,626 (636)
Credit Suisse
Ross Stores, Call, 1/21/22
@ $135.00 636 7,626 (531)
JPMorgan Chase
Teledyne Technologies,
Call, 9/17/21 @ $410.00 318 13,154 (1,175)
JPMorgan Chase
Teledyne Technologies,
Call, 9/17/21 @ $420.00 318 13,154 (1,019)
Citigroup
Thermo Fisher Scientific,
Call, 1/21/22 @ $580.00 765 34,913 (887)
Citigroup
Thermo Fisher Scientific,
Call, 1/21/22 @ $600.00 765 34,913 (677)
Citigroup
Unitedhealth Group, Call,
1/21/22 @ $400.00 637 23,701 (1,545)
Citigroup
Unitedhealth Group, Call,
1/21/22 @ $410.00 637 23,701 (1,322)
Citigroup
Unitedhealth Group, Call,
1/21/22 @ $420.00 637 23,701 (1,145)
Citigroup
Visa, Class A, Call, 1/21/22
@ $250.00 4,231 89,583 (2,359)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $225.00 2,176 46,072 (2,791)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $230.00 2,176 46,072 (2,334)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $235.00 2,176 46,072 (1,942)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $240.00 1,272 26,932 (1,002)
Credit Suisse
Visa, Class A, Call, 1/21/22
@ $245.00 1,272 26,932 (855)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $225.00 2,597 54,986 (3,331)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $230.00 2,597 54,986 (2,785)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $250.00 1,267 26,826 (706)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $260.00 1,267 26,826 (545)
Goldman Sachs
Visa, Class A, Call, 1/21/22
@ $270.00 1,267 26,826 (373)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $220.00 1,861 39,403 (2,684)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $225.00 1,860 39,382 (2,386)
JPMorgan Chase
Visa, Class A, Call, 1/21/22
@ $230.00 1,861 39,403 (1,996)
Credit Suisse
Waste Management, Call,
1/21/22 @ $115.00 1,298 16,747 (2,265)
Credit Suisse
Waste Management, Call,
1/21/22 @ $120.00 1,298 16,747 (1,668)
Credit Suisse
Waste Management, Call,
1/21/22 @ $130.00 1,299 16,760 (1,046)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $105.00 702 7,594 (684)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $110.00 702 7,594 (555)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $120.00 6,182 66,877 (2,117)
JPMorgan Chase
Yum! Brands, Call, 1/21/22
@ $125.00 2,548 27,564 (675)
Total OTC Options Written (Premiums $(336,929)) $ (426,299)
Total Options Written (Premiums $(336,929)) $ (426,299)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy, 5.875%, 10/15/78  $ — $ (2,888) $ 1,396
CMS Energy, 5.875%, 3/1/79  — (3,787) 1,855
DTE Energy, Series E, 5.25%, 12/1/77  480 (2,990) 653
Duke Energy, 5.625%, 9/15/78  — (6,098) —
Envista Holdings  31,388 43,485 —
NiSource, VR, 5.65%  — 445 635
NiSource  — 33,311 4,912
NiSource, Series B, VR, 6.50%  — (1,580) 1,036
SCE Trust IV, Series J, VR, 5.375%  — 2,426 823
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 3.46%  (9) 158 1,766
T. Rowe Price Government Reserve Fund, 0.04% — — 919
Totals $ 31,859# $ 62,482 $ 13,995+

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
CMS Energy, 5.875%, 10/15/78  $ 107,920 $ — $ — $ 105,032
CMS Energy, 5.875%, 3/1/79  140,945 — — 137,158
DTE Energy, Series E, 5.25%,
12/1/77  60,512 — 11,969 45,553
Duke Energy, 5.625%, 9/15/78  56,887 — 30,992 *
Envista Holdings  403,897 — 97,367 350,015
NiSource, VR, 5.65%  45,607 — — 46,052
NiSource  512,195 66,557 — 612,063
NiSource, Series B, VR, 6.50%  72,649 — — 71,069
SCE Trust IV, Series J, VR,
5.375%  59,350 — — 61,776
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 3.46%  87,471 196,739 — 284,368
T. Rowe Price Government
Reserve Fund, 0.04% 5,488,869  ¤  ¤ 5,886,515
Total $ 7,599,601^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13,360 of dividend income and $635 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,360,713.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE Capital Appreciation Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Capital Appreciation Fund

F72-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Asset-Backed Securities $ — $ 122,951 $ — $ 122,951
Bank Loans — 4,107,069 80,680 4,187,749
Bond Mutual Funds 284,368 — — 284,368
Common Stocks 32,263,651 — — 32,263,651
Convertible Preferred Stocks — 108,486 238,733 347,219
Corporate Bonds — 3,979,412 — 3,979,412
Preferred Stocks 455,312 — — 455,312
Short-Term Investments 5,886,515 — — 5,886,515
Total $ 38,889,846 $ 8,317,918 $ 319,413 $ 47,527,177
Liabilities
Options Written $ — $ 426,299 $ — $ 426,299